Financial Instruments And Financial Risk Management - Disclosure of Fair Value of Liability Warrants Using Black-Scholes Option-Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2021 yr $ / shares shares	Dec. 31, 2020 yr $ / shares shares
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Expected life of stock warrants	4
Share purchase warrants [Member]
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Risk-free annual interest rate	0.15%	0.13%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	47.30%	83.00%
Expected life of stock warrants	1	1.8
Forfeiture rate	0.00%	0.00%
Share price at period end | $ / shares	$ 6.62	$ 9.86
Strike price at period end | shares	9.86	9.82